Consolidated Statements of Operations In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CAD	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CAD
Revenues	$ 423,688		$ 368,986
Costs and expenses:
Cost of operations	315,032		271,226
General and administrative	42,350		38,455
Non-cash stock compensation	3,326		3,619
Acquisition expenses			886
Depreciation and depletion expense	41,861		37,149
Amortization expense	4,186		3,437
Total operating expenses	406,755		354,772
Income from operations	16,933		14,214
Interest expense	14,342		15,327
Foreign currency gain	(183)		(929)
Unrealized loss on foreign currency exchange contracts	656		1,779
Unrealized re-measurement (gain) loss	(123)		3,001
Non-cash (gain) loss on 6.25% Convertible Debentures conversion feature	(1,142)		972
Gain on bargain purchase of businesses acquired			(6,925)
Other (income) expense, net	(2,720)		827
Income before income taxes	6,103		162
Income tax provision (benefit)	2,234		(2,092)
Net income	$ 3,869		$ 2,254
Weighted average number of shares outstanding-basic	79,427,661	79,427,661	66,139,402	66,139,402
Weighted average number of shares outstanding-diluted	94,023,225	94,023,225	84,134,261	84,134,261
Basic and diluted net income per common share	$ 0.05		$ 0.03
Dividends declared per common share (Cdn$)		0.56		0.56